Organization and Description of Business	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
Instil Bio, Inc. (the “Company”) is headquartered in Dallas, Texas and was incorporated in the state of Delaware in August 2018. The Company is a clinical-stage biopharmaceutical company focused on developing an innovative cell therapy pipeline of autologous tumor infiltrating lymphocyte (“TIL”) therapies for the treatment of patients with cancer. Principal operations commenced during the first quarter of 2019 when the Company in-licensed its foundational TIL technology.
In December 2022, the Company’s Board of Directors approved a restructuring plan (the “2022 Plan”) to implement a strategic prioritization of the Company’s preclinical and clinical development programs. As part of the restructuring plan, the Company’s ITIL-168 development program was discontinued and the Company prioritized the clinical development of its first CoStAR-TIL candidate, ITIL-306.
On January 30, 2023, the Company’s Board of Directors approved an expansion of the 2022 Plan (the “2023 Plan” and, together with the 2022 Plan, the “Plan”), and the Company transitioned clinical manufacturing and trial operations of ITIL-306 to its operations in the United Kingdom (see Note 10 for more details).